Warrants to Purchase Common Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Number of shares to be converted by warrant pre-exchange	201,178
Average exercise price	$ 26.63
Number of shares to be converted by warrant post-exchange	5,029,865
Common stock average price per share	$ 1.07
Revaluation of warrants	$ 2,421	$ 171